T. ROWE PRICE Dynamic Global Bond Fund
March 31, 2026 Unaudited

Portfolio of Investments
‡
Par/Shares $ Value
( Cost and value in $000s)
‡
ARGENTINA 0.6%
Corporate Bonds 0.1%
Vaca Muerta, FRN, 6M TSFR + 5.38%, Acquisition Date:
12/1/25, Cost $7,352, 9.335%, 7/8/30 (USD) (1) 7,352,000 7,359
7,359
Government Bonds 0.5%
Argentina Republic Treasury Bonds, 29.50%, 5/30/30  29,042,961,000 21,308
21,308
Total Argentina (Cost $28,633) 28,667
BRAZIL 5.7%
Corporate Bonds 0.4%
Braskem Netherlands Finance, 4.50%, 1/10/28 (USD) (2) 10,776,000 5,214
Braskem Netherlands Finance, 5.875%, 1/31/50 (USD) (2) 13,766,000 5,783
Braskem Netherlands Finance, 7.25%, 2/13/33 (USD) (2) 13,800,000 6,346
17,343
Government Bonds 5.3%
Brazil Notas do Tesouro Nacional, Series NTNF, 10.00%,
1/1/29  566,806,000 100,924
Brazil Notas do Tesouro Nacional, Series NTNF, 10.00%,
1/1/31  837,950,000 141,436
242,360
Total Brazil (Cost $255,280) 259,703
CANADA 0.3%
Corporate Bonds 0.3%
Toronto-Dominion Bank, VR, 8.125%, 10/31/82 (USD) (3) 15,285,000 15,753
Total Canada (Cost $15,285) 15,753
CHILE 2.8%
Government Bonds 2.8%
Bonos de la Tesoreria de la Republica en pesos, 5.00%,
3/1/35  17,835,000,000 18,514

T. ROWE PRICE Dynamic Global Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Bonos de la Tesoreria de la Republica en pesos, 6.00%,
4/1/33 (2) 97,390,000,000 108,190
Total Chile (Cost $136,580) 126,704
CHINA 0.4%
Common Stocks 0.0%
Country Garden Holdings (HKD) (4)(5) 64,677 3
3
Convertible Bonds 0.2%
Kaisa Group Holdings, Zero Coupon, 12/31/26 (USD) (2) 1,365,565 18
Kaisa Group Holdings, Zero Coupon, 12/31/27 (USD) (2) 1,707,034 20
Kaisa Group Holdings, Zero Coupon, 12/31/28 (USD) (2) 2,731,130 38
Kaisa Group Holdings, Zero Coupon, 12/31/29 (USD) (2) 2,731,130 28
Kaisa Group Holdings, Zero Coupon, 12/31/30 (USD) (2) 3,413,912 10
Kaisa Group Holdings, Zero Coupon, 12/31/31 (USD) (2) 3,413,912 45
Kaisa Group Holdings, Zero Coupon, 12/31/32 (USD) (2) 6,440,536 68
Times China Holdings, Zero Coupon, 3/30/27 (USD) (2) 1,370,105 8
Times China Holdings, Zero Coupon, 3/30/27 (USD) (2) 6,160,506 48
Trip.com Group, 0.75%, 6/15/29 (USD)  8,401,000 8,715
8,998
Corporate Bonds 0.2%
CIFI Holdings Group, Series IAI, Zero Coupon, 6/30/27 (USD)  7,395,470 756
Kaisa Group Holdings, 6.25%, 12/28/28, (5.25% Cash or
6.25% PIK) (USD) (2)(6) 2,296,509 49
Kaisa Group Holdings, 6.50%, 12/28/29, (5.50% Cash or
6.50% PIK) (USD) (2)(6) 3,844,539 77
Kaisa Group Holdings, 6.75%, 12/28/30, (5.75% Cash or
6.75% PIK) (USD) (2)(6) 4,633,874 81
Kaisa Group Holdings, 7.00%, 12/28/31, (6.00% Cash or
7.00% PIK) (USD) (2)(6) 6,981,451 133
Kaisa Group Holdings, 7.25%, 12/28/32, (6.25% Cash or
7.25% PIK) (USD) (2)(6) 6,570,157 113
Kaisa Group Holdings, 7.721%, 12/28/27, (6.721% Cash or
7.721% PIK) (USD) (2)(6) 1,570,920 38
Longfor Group Holdings, 3.85%, 1/13/32 (USD)  11,115,000 7,659
Shimao Group Holdings, 5.95%, 7/21/31, (5.00% Cash or
6.00% PIK) (USD) (2)(6) 11,250,548 419
Times China Holdings, 4.00%, 3/30/29, (4.00% PIK) (USD) (2)
(6) 1,379,575 44

T. ROWE PRICE Dynamic Global Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Times China Holdings, 4.20%, 9/30/32, (4.20% PIK) (USD) (2)
(6) 5,146,262 155
9,524
Total China (Cost $26,471) 18,525
COLOMBIA 4.6%
Government Bonds 4.4%
Republic of Colombia, 5.375%, 1/21/29 (USD)  11,840,000 11,755
Republic of Colombia, 6.125%, 1/21/31 (USD)  3,740,000 3,678
Republic of Colombia, Series B, 6.25%, 7/9/36  131,302,200,000 22,713
Republic of Colombia, Series B, 13.25%, 2/9/33  605,112,100,000 162,238
200,384
Private Investment Company 0.2%
Bona Fide Investments Feeder LLC, Acquisition Date: 6/7/23,
Cost $3,416 (USD) (1)(5) † 5,734
Bona Fide Investments Holdings III, Acquisition Date: 6/14/24,
Cost $2,735 (USD) (1)(5) † 3,419
9,153
Total Colombia (Cost $199,481) 209,537
CÔTE D'IVOIRE 0.5%
Government Bonds 0.5%
Kona SPC, FRN, 12M EURIBOR + 2.70%, 4.966%, 12/29/26
(EUR) (2) 21,500,000 24,957
Total Côte d'Ivoire (Cost $25,213) 24,957
ECUADOR 0.1%
Government Bonds 0.1%
Republic of Ecuador, 8.75%, 1/29/34 (USD) (2) 2,360,000 2,315
Republic of Ecuador, 9.25%, 1/29/39 (USD) (2) 810,000 795
Total Ecuador (Cost $3,170) 3,110

T. ROWE PRICE Dynamic Global Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
EGYPT 0.1%
Government Bonds 0.1%
Arab Republic of Egypt Treasury Bills, Series 364D, 25.266%,
8/25/26  375,650,000 6,254
Total Egypt (Cost $7,129) 6,254
FRANCE 0.7%
Corporate Bonds 0.7%
Credit Agricole, VR, 6.251%, 1/10/35 (USD) (2)(3) 14,255,000 14,780
Societe Generale, VR, 5.634%, 1/19/30 (USD) (2)(3)(4) 10,160,000 10,377
Societe Generale, VR, 6.066%, 1/19/35 (USD) (2)(3) 7,355,000 7,589
Total France (Cost $31,770) 32,746
GAMBIA 0.1%
Corporate Bonds 0.1%
Africell Holding, 10.50%, 10/23/29 (USD)  6,300,000 6,265
Total Gambia (Cost $6,300) 6,265
GERMANY 5.1%
Corporate Bonds 0.3%
BMW International Investment, 5.50%, 6/6/26 (GBP)  6,600,000 8,754
Daimler Truck Finance North America, 4.50%, 4/12/31
(USD) (2) 8,525,000 8,364
17,118
Government Bonds 4.8%
Deutsche Bundesrepublik, Inflation-Indexed, 0.10%, 4/15/26  189,252,039 219,204
219,204
Total Germany (Cost $221,660) 236,322
GHANA 0.1%
Government Bonds 0.1%
Republic of Ghana, Series G15Y, 10.00%, 2/2/38, (5.00%
Cash and 5.00% PIK) (6) 73,066,000 5,202
Total Ghana (Cost $4,498) 5,202

T. ROWE PRICE Dynamic Global Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
HONG KONG 0.0%
Common Stocks 0.0%
Shimao Group Holdings (5) 12,903,771 285
Total Hong Kong (Cost $324) 285
HUNGARY 1.8%
Government Bonds 1.8%
Republic of Hungary, Series 35/A, 7.00%, 10/24/35  27,284,590,000 81,174
Total Hungary (Cost $83,473) 81,174
INDIA 1.4%
Government Bonds 1.4%
Republic of India, 7.18%, 8/14/33  6,001,970,000 63,817
Total India (Cost $71,492) 63,817
INDONESIA 0.5%
Government Bonds 0.5%
Republic of Indonesia, Series 103, 6.75%, 7/15/35  394,407,000,000 23,097
Total Indonesia (Cost $23,133) 23,097
JAPAN 0.2%
Corporate Bonds 0.2%
Toyota Motor Finance Netherlands, 4.625%, 6/8/26 (GBP)  6,735,000 8,914
Total Japan (Cost $8,273) 8,914
KYRGYZSTAN 0.5%
Government Bonds 0.5%
Kyrgyz Republic, 7.75%, 6/3/30 (USD) (2) 8,300,000 8,296
Kyrgyz Republic, 7.75%, 6/3/30 (USD)  15,075,000 15,068
Total Kyrgyzstan (Cost $23,865) 23,364

T. ROWE PRICE Dynamic Global Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
MALAYSIA 0.1%
Government Bonds 0.1%
Government of Malaysia, Series 0518, 4.921%, 7/6/48  12,985,000 3,607
Total Malaysia (Cost $2,706) 3,607
MEXICO 7.1%
Corporate Bonds 0.5%
Petroleos Mexicanos, 7.69%, 1/23/50 (USD)  23,976,000 20,781
20,781
Government Bonds 6.4%
Petroleos Mexicanos, 6.625%, 6/15/35 (USD)  22,665,000 21,059
United Mexican States, Series M, 7.50%, 5/26/33  4,128,416,000 211,510
United Mexican States, Series M, 7.75%, 5/29/31  470,271,000 25,031
United Mexican States, Series M, 8.00%, 2/21/36  744,316,000 38,118
295,718
Private Investment Company 0.2%
PayJoy Asset Fund, Class B, Acquisition Date: 6/23/25,
Cost $7,340 (USD) (1)(5) † 7,340
7,340
Total Mexico (Cost $325,287) 323,839
NETHERLANDS 0.3%
Corporate Bonds 0.3%
Rufiji, 17.75%, 3/30/28 (UZS) (2) 151,520,000,000 12,425
Total Netherlands (Cost $12,449) 12,425
NEW ZEALAND 6.5%
Government Bonds 6.5%
Government of New Zealand, Series 0536, 4.25%, 5/15/36  216,000,000 119,306
Government of New Zealand, Series 0551, 2.75%, 5/15/51  221,329,000 81,998
Government of New Zealand, Series 0554, 5.00%, 5/15/54  175,822,000 95,961
Total New Zealand (Cost $328,601) 297,265

T. ROWE PRICE Dynamic Global Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
NORWAY 3.2%
Government Bonds 3.2%
Kingdom of Norway, Series 482, 1.375%, 8/19/30 (2) 182,278,000 16,592
Kingdom of Norway, Series 483, 1.25%, 9/17/31 (2) 482,000,000 42,376
Kingdom of Norway, Series 486, 3.00%, 8/15/33 (2) 504,497,000 47,793
Kingdom of Norway, Series 489, 3.75%, 6/12/35 (2) 386,097,000 38,106
Total Norway (Cost $143,764) 144,867
QATAR 0.2%
Corporate Bonds 0.2%
QatarEnergy, 2.25%, 7/12/31 (USD)  8,240,000 7,255
Total Qatar (Cost $8,274) 7,255
ROMANIA 0.9%
Government Bonds 0.9%
Republic of Romania, 5.375%, 6/7/33 (EUR)  35,100,000 39,542
Total Romania (Cost $41,392) 39,542
SERBIA 1.2%
Government Bonds 1.2%
Republic of Serbia, Series 10Y, 5.875%, 2/8/28  3,479,010,000 34,937
Republic of Serbia, Series 12.5, 4.50%, 8/20/32  1,941,220,000 18,554
Total Serbia (Cost $53,213) 53,491
SINGAPORE 0.7%
Government Bonds 0.7%
Republic of Singapore, 2.25%, 8/1/36  42,486,000 32,917
Total Singapore (Cost $34,154) 32,917
SOUTH AFRICA 0.3%
Corporate Bonds 0.3%
Sasol Financing USA, 5.50%, 3/18/31 (USD)  6,906,000 6,232
Sasol Financing USA, 8.75%, 5/3/29 (USD)  7,865,000 8,212
Total South Africa (Cost $14,070) 14,444

T. ROWE PRICE Dynamic Global Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
SUPRANATIONAL 0.7%
Corporate Bonds 0.2%
International Bank for Reconstruction & Development, 6.85%,
4/24/28 (INR)  837,500,000 8,643
8,643
Government Bonds 0.5%
European Bank for Reconstruction & Development, 6.75%,
1/13/32 (INR)  2,476,800,000 24,830
24,830
Total Supranational (Cost $38,326) 33,473
THAILAND 2.7%
Government Bonds 2.7%
Kingdom of Thailand, Series ILB, Inflation-Indexed, 1.25%,
3/12/28  4,044,166,564 122,851
Total Thailand (Cost $119,558) 122,851
UKRAINE 0.1%
Government Bonds 0.1%
Government of Ukraine, STEP, 0.00%, 2/1/36 (USD)  7,010,000 3,271
Government of Ukraine, STEP, 4.50%, 2/1/35 (USD)  3,080,000 1,629
Government of Ukraine, STEP, 4.50%, 2/1/36 (USD)  1,320,000 683
Total Ukraine (Cost $6,842) 5,583
UNITED KINGDOM 17.9%
Corporate Bonds 0.2%
Barclays, 3.00%, 5/8/26  600,000 793
Lloyds Banking Group, VR, 5.679%, 1/5/35 (USD) (3) 7,735,000 7,948
NatWest Markets, 6.625%, 6/22/26  2,050,000 2,724
11,465
Government Bonds 17.7%
United Kingdom Gilt, 4.125%, 3/7/31  115,690,000 150,778
United Kingdom Gilt, 4.375%, 3/7/28  256,300,000 339,001
United Kingdom Gilt, 4.375%, 7/31/54  159,478,375 175,753

T. ROWE PRICE Dynamic Global Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
United Kingdom Gilt, 4.50%, 3/7/35  112,843,000 145,454
810,986
Total United Kingdom (Cost $843,384) 822,451
UNITED STATES 15.1%
Asset-Backed Securities 0.8%
Applebee's Funding, Series 2023-1A, Class A2, 7.824%,
3/5/53 (2) 6,500,000 6,552
Drive Auto Receivables Trust, Series 2021-3, Class D, 1.94%,
6/15/29 (2) 4,584,897 4,551
Goto Foods Funding, Series 2022-1, Class A2, 7.206%,
7/30/52 (2) 18,528,000 18,618
Hardee's Funding, Series 2020-1A, Class A2, 3.981%,
12/20/50 (2) 4,334,813 4,173
TPIC SPV, Class A, Acquisition Date: 12/10/24, Cost $253,
10.00%, 12/6/26, (10.00% PIK) (1)(6)(7) 316,774 346
TPIC SPV I, Series 2024-1A, Class A, Acquisition Date:
12/10/24, Cost $3,879, 7.131%, 11/30/44 (1)(7) 3,878,899 2,916
37,156
Bank Loans 0.8% (8)
Clear Channel Outdoor Holdings, FRN, 1M TSFR + 4.00%,
7.782%, 8/21/28  4,537,645 4,543
Hopper Merger Sub, FRN, 1/5/34 (7)(9) 2,550,000 2,525
IRB Holding, FRN, 1M TSFR + 2.50%, 6.176%, 12/15/30  4,457,779 4,444
MacLean, FRN, 3M TSFR + 5.25%, 8.876%, 1/22/33 (7) 10,440,000 10,336
Main Street Sports Group, 15.00%, 1/2/28, (12.00% Cash or
15.00% PIK)  (6) 1,161,654 192
RealPage, FRN, 3M TSFR + 3.00%, 6.961%, 4/24/28  2,592,825 2,480
Townsquare Media, FRN, 6M TSFR + 5.00%, 8.587%,
2/19/30  15,699,717 11,323
35,843
Common Stocks 0.0%
Diamond Sports Group, Acquisition Date: 1/2/25, Cost $63 (1)
(5) 46,896 19
19
Convertible Bonds 0.8%
Block, Zero Coupon, 5/1/26 (4) 23,457,000 23,369
Citigroup Global Markets Holdings, 1.00%, 4/9/29 (EUR) (2) 5,500,000 6,095

T. ROWE PRICE Dynamic Global Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Rivian Automotive, 4.625%, 3/15/29  5,831,000 6,244
35,708
Corporate Bonds 7.1%
1261229 B.C., 10.00%, 4/15/32 (2) 2,020,000 2,056
Alliant Holdings Intermediate, 7.375%, 10/1/32 (2) 5,235,000 5,139
Ally Financial, VR, 6.848%, 1/3/30 (3) 10,418,000 10,864
Capital One Financial, VR, 6.377%, 6/8/34 (3) 10,620,000 11,191
CHS, 10.875%, 1/15/32 (2) 4,612,000 4,955
Cloud Software Group, 8.25%, 6/30/32 (2) 16,518,000 15,698
DISH DBS, 5.25%, 12/1/26 (2) 38,028,000 37,682
DISH DBS, 5.75%, 12/1/28 (2) 26,022,000 25,199
Ford Motor Credit, 4.97%, 4/6/29  8,800,000 8,691
Ford Motor Credit, 5.80%, 3/5/27  11,270,000 11,333
General Motors Financial, 4.60%, 1/8/31  14,035,000 13,834
General Motors Financial, 5.45%, 1/8/36 (4) 3,065,000 3,019
Goldman Sachs Group, VR, 4.516%, 1/21/32 (3) 22,080,000 21,749
Gray Media, 9.625%, 7/15/32 (2) 1,215,000 1,216
OAK-Eagle Acquireco, 8.75%, 7/1/34 (2) 2,190,000 2,290
Oracle, 6.70%, 2/4/56  43,735,000 40,510
Rivian Holdings, 10.00%, 1/15/31 (2) 5,795,000 5,619
Santander Holdings USA, VR, 6.124%, 5/31/27 (3) 22,850,000 22,895
Sirius XM Radio, 5.00%, 8/1/27 (2) 5,643,000 5,634
Southern, VR, 1.875%, 9/15/81 (EUR) (3) 7,590,000 8,509
Stagwell Global, 5.625%, 8/15/29 (2) 17,057,000 16,259
Synopsys, 5.15%, 4/1/35  7,125,000 7,138
Synopsys, 5.70%, 4/1/55  14,670,000 14,011
Verizon Communications, 5.00%, 1/15/36  19,390,000 18,977
Verizon Communications, 5.875%, 11/30/55  4,295,000 4,174
Vistra, VR, 7.00% (2)(3)(10) 7,285,000 7,289
325,931
Municipal Securities 0.4%
Puerto Rico Commonwealth, GO, VR, 11/1/43 (11) 3,943,626 2,642
Puerto Rico Commonwealth, Restructured, Series A, GO,
Zero Coupon, 7/1/33  1,322,744 960
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/33  1,027,849 1,026
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/35  923,898 910
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/37  792,950 766

T. ROWE PRICE Dynamic Global Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/41  1,078,109 998
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/46  1,121,218 962
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/27  1,134,370 1,156
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/29  1,115,968 1,178
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.75%, 7/1/31  1,083,929 1,184
Tobacco Settlement Fin., Series A-1, 6.706%, 6/1/46  10,910,000 8,498
20,280
Non-U.S. Government Mortgage-Backed Securities 0.6%
Bayview Financing Trust, Series 2024-2F, Class A, CMO,
ARM, Acquisition Date: 8/29/24, Cost $6,532, 6.422%,
9/25/29 (1)(7) 6,531,767 6,550
BRAVO Residential Funding Trust, Series 2022-NQM2, Class
A1, CMO, ARM, 4.272%, 11/25/61 (2) 2,407,692 2,400
Cantor Commercial Real Estate Lending, Series 2019-CF1,
Class 65D, ARM, 4.66%, 5/15/52 (2) 4,517,000 90
Structured Agency Credit Risk Debt Notes, Series 2022-
DNA2, Class M1A, CMO, ARM, SOFR30A + 1.30%, 4.962%,
2/25/42 (2) 1,527,341 1,527
Towd Point Mortgage Trust, Series 2018-1, Class A1, CMO,
ARM, 3.00%, 1/25/58 (2) 93,366 93
TRK Trust, Series 2022-INV1, Class A1, CMO, ARM, 2.577%,
2/25/57 (2) 8,580,679 8,015
Verus Securitization Trust, Series 2022-1, Class A1, CMO,
STEP, 3.724%, 1/25/67 (2) 12,150,528 11,475
30,150
U.S. Government & Agency Mortgage-Backed
Securities 2.0%
Federal Home Loan Mortgage, CMO, IO
1.50%, 1/25/51  19,426,490 1,976
2.00%, 1/25/51 - 6/15/52  146,207,901 20,087
2.50%, 2/25/50  9,971,201 1,543
Federal National Mortgage Assn., CMO, IO
2.00%, 2/25/51 - 10/25/52  244,921,300 32,828
2.50%, 8/25/49 - 3/25/51  49,061,147 7,896
Government National Mortgage Assn., CMO, IO
2.00%, 10/20/50 - 3/20/51  61,064,536 7,783

T. ROWE PRICE Dynamic Global Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
2.50%, 8/20/49 - 11/20/51  123,579,943 18,899
91,012
U.S. Government Agency Obligations (Excluding
Mortgage-Backed) 2.6%
U.S. Treasury Inflation-Indexed Notes, 0.125%, 4/15/26 (12) 68,585,272 68,637
U.S. Treasury Notes, 4.875%, 4/30/26 (12) 49,860,000 49,901
118,538
Total United States (Cost $705,885) 694,637
ZAMBIA 0.1%
Government Bonds 0.1%
Republic of Zambia, Series 10Y, 17.50%, 12/22/35  57,803,000 3,255
Republic of Zambia, Series 5Y, 16.49%, 12/22/30  37,697,000 2,091
Total Zambia (Cost $4,253) 5,346
SHORT-TERM INVESTMENTS 10.4%
Money Market Funds 10.4%
T. Rowe Price Government Reserve Fund, 3.71% (13)(14) 474,453,897 474,454
Total Short-Term Investments (Cost $474,454) 474,454
SECURITIES LENDING COLLATERAL 0.2%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH JPMORGAN CHASE BANK 0.0%
Money Market Funds 0.0%
T. Rowe Price Treasury Reserve Fund, 3.68% (13)(14) 2,304 2
Total Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank 2
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH STATE STREET BANK AND TRUST COMPANY 0.2%
Money Market Funds 0.2%
T. Rowe Price Treasury Reserve Fund, 3.68% (13)(14) 9,838,793 9,839
Total Investments in a Pooled Account through Securities Lending Program with State Street Bank and Trust Company 9,839
Total Securities Lending Collateral (Cost $9,841) 9,841

T. ROWE PRICE Dynamic Global Bond Fund

(Amounts in 000s, except for contracts)
OPTIONS PURCHASED 1.4%
OTC Options Purchased 1.4%
Counterparty Description Contracts
Notional
Amount $ Value
Bank of America
5 Year Interest
Rate Swap, 4/3/31
Receive Fixed
2.75% Annually,
Pay Variable
3.68% (SOFR)
Annually, 4/1/26
@ 2.75%* (5) 1 817,955 —
Bank of America
USD / EUR,
Put, 5/15/26 @
USD1.24 (5) 1 122,305 18
Goldman Sachs
10 Year Interest
Rate Swap,
1/29/37 Pay Fixed
4.96% Annually,
Receive Variable
3.68% (SOFR)
Annually, 1/27/27
@ 4.96%* (5) 1 428,016 1,914
Goldman Sachs
5 Year Interest
Rate Swap,
4/16/31 Receive
Fixed 2.75%
Annually, Pay
Variable 3.68%
(SOFR) Annually,
4/14/26 @
2.75%* (5) 1 812,800 —
Goldman Sachs
5 Year Interest
Rate Swap, 4/3/31
Receive Fixed
2.85% Annually,
Pay Variable
3.68% (SOFR)
Annually, 4/1/26
@ 2.85%* (5) 1 613,550 —
Goldman Sachs
USD / EUR,
Put, 4/14/26 @
USD1.24 (5) 1 120,484 1
Goldman Sachs
USD / EUR,
Put, 5/12/26 @
USD1.24 (5) 1 121,814 16

T. ROWE PRICE Dynamic Global Bond Fund

(Amounts in 000s, except for contracts)
Counterparty Description Contracts
Notional
Amount $ Value
JPMorgan Chase
NASDAQ 100
Stock Index,
Put, 12/18/26 @
$21,900.00 (5) 256 607,749 29,283
Morgan Stanley
5 Year Interest
Rate Swap, 5/6/31
Receive Fixed
3.00% Annually,
Pay Variable
3.68% (SOFR)
Annually, 5/4/26
@ 3.00%* (5) 1 394,655 109
Morgan Stanley
S&P 500 Index,
Put, 4/8/26 @
$6,000.00 (5) 1,057 690,065 254
UBS Investment Bank
NASDAQ 100
Stock Index,
Put, 12/18/26 @
$22,000.00 (5) 255 605,375 29,853
UBS Investment Bank
USD / EUR,
Call, 6/5/26 @
USD1.11 (5) 1 463,900 1,104
UBS Investment Bank
USD / EUR,
Put, 6/25/26 @
USD1.24 (5) 1 122,600 78
Total Options Purchased (Cost $63,035) 62,630
Total Investments in Securities  94.6%
(Cost $4,401,518) $ 4,335,314
Other Assets Less Liabilities 5.4% 248,719
Net Assets 100.0% $ 4,584,033
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Par/Shares and Notional Amount are denominated in the currency of the country presented unless otherwise noted.
† Investment fund is not unitized.
* Exercise Spread

T. ROWE PRICE Dynamic Global Bond Fund

.
.
.
.
.
.
.
.
.
.
(1) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $33,683 and represents 0.7% of net assets.
(2) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $554,315 and represents 12.1% of net assets.
(3) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(4) All or a portion of this security is on loan at March 31, 2026.
(5) Non-income producing
(6) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(7) Level 3 in fair value hierarchy.
(8) Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects the weighted average rate of the settled positions.
(9) All or a portion of this loan is unsettled as of March 31, 2026. The interest rate for unsettled loans will be determined upon settlement after period end.
(10) Perpetual security with no stated maturity date.
(11) Contingent value instrument that only pays out if a portion of the territory's
Sales and Use Tax outperforms the projections in the Oversight Board’s
Certified Fiscal Plan.
(12) At March 31, 2026, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
(13) Seven-day yield
(14) Affiliated Companies
1 Day INR
MIBOR One day INR MIBOR (Mumbai interbank offered rate)
1M SGD SIBOR One month SGD SIBOR (Singapore interbank offered rate)
1M TSFR One month term SOFR (Secured overnight financing rate)
3M NDBB Three month NZD bank bill
3M SEK
STIBOR Three month SEK STIBOR (Stockholm interbank offered rate)
3M TSFR Three month term SOFR (Secured overnight financing rate)
6M EURIBOR Six month EURIBOR (Euro interbank offered rate)
6M TSFR Six month term SOFR (Secured overnight financing rate)

T. ROWE PRICE Dynamic Global Bond Fund

.
.
.
.
.
.
.
.
.
.
12M EURIBOR Twelve month EURIBOR (Euro interbank offered rate)
ARM Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end.
The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
ARS Argentine Peso
AUD Australian Dollar
BRL Brazilian Real
BRL CDI One day Brazilian interbank deposit rate
CAD Canadian Dollar
CLP Chilean Peso
CMO Collateralized Mortgage Obligation
COP Colombian Peso
CORRA Canadian Overnight Repo Rate Average
CPI Consumer Price Index
EGP Egyptian Pound
EUR Euro
EURIBOR The Euro interbank offered rate
FRN Floating Rate Note
GBP British Pound
GO General Obligation
HKD Hong Kong Dollar
HUF Hungarian Forint
ICP Chilean Average Chamber Index
IDR Indonesian Rupiah
INR Indian Rupee
IO Interest-only security for which the fund receives interest on notional principal
JPY Japanese Yen
KES Kenya Shilling
KRW South Korean Won
KZT Kazakhstan Tenge
MXIBTIIE Mexican Interbank 28 day interest rate
MXN Mexican Peso
MYR Malaysian Ringgit
NGN Nigerian Naira
NOK Norwegian Krone
NZD New Zealand Dollar
OTC Over-the-counter
PIK Payment-in-kind
RSD Serbian Dinar
SEK Swedish Krona
SGD Singapore Dollar
SOFR Secured overnight financing rate

T. ROWE PRICE Dynamic Global Bond Fund

.
.
.
.
.
.
.
.
.
.
SOFR30A 30-day Average SOFR (Secured overnight financing rate)
SONIA Sterling Overnight Index Average
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
THB Thai Baht
TRY Turkish Lira
UAH Ukraine Hryvnia
USD U.S. Dollar
UZS Uzbekistani Som
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.
ZAR South African Rand
ZMW Zambian Kwacha

T. ROWE PRICE Dynamic Global Bond Fund

(Amounts in 000s, except for contracts)
OPTIONS WRITTEN
 (1.8)%
OTC Options Written (1.8)%
Counterparty Description Contracts
Notional
Amount $ Value
Bank of America
USD / EUR, Put, 5/15/26
@ USD1.26 1 160,544 (11)
Barclays Bank
USD / KRW, Call, 5/4/26
@ KRW1,472.00 1 93,040 (2,545)
BNP Paribas
USD / CLP, Call, 5/4/26 @
CLP900.00 1 93,040 (3,379)
Citibank
10 Year Interest Rate
Swap, 9/25/36 Pay Fixed
3.30% Annually, Receive
Variable 2.48% (6M
EURIBOR) Semi Annually,
9/23/26 @ 3.30%* (EUR) 3 791,091 (12,145)
Citibank
USD / AUD, Call, 4/30/26
@ USD0.70 1 277,032 (4,598)
Citibank
USD / HUF, Call, 5/4/26 @
HUF334.00 1 93,040 (2,223)
Citibank
USD / ZAR, Call, 5/4/26 @
ZAR16.60 1 93,040 (2,810)
Goldman Sachs
USD / BRL, Call, 5/4/26 @
BRL5.25 1 93,040 (1,337)
JPMorgan Chase
NASDAQ 100 Stock
Index, Put, 12/18/26 @
$26,400.00 85 201,792 (25,551)
Morgan Stanley
10 Year Interest Rate
Swap, 5/11/36 Pay Fixed
2.07% Annually, Receive
Variable 0.73% (JPY
TONA) Annually, 5/7/26 @
2.07%* (JPY) 1 13,462,000 (1,169)
Morgan Stanley
Credit Default Swap,
Protection Bought
(Relevant Credit: Markit
iTraxx Europe-S44, 5 Year
Index, 12/20/30), Pay
1.00% Quarterly, Receive
upon credit default,
4/15/26 @ 0.80%* (EUR) 1 399,720 (327)
UBS Investment Bank
NASDAQ 100 Stock
Index, Put, 12/18/26 @
$26,500.00 85 201,792 (26,096)
Total Options Written (Premiums $(63,812)) $ (82,191)

T. ROWE PRICE Dynamic Global Bond Fund

(Amounts in 000s)
SWAPS 0.6%
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
BILATERAL SWAPS (0.4)%
Credit Default Swaps, Protection Bought (0.5)%
United States (0.5)%
Barclays Bank, Protection Bought
(Relevant Credit: Unisys), Pay 5.00%
Quarterly, Receive upon credit default,
12/20/27 14,900 (307) (873) 566
Goldman Sachs, Protection Bought
(Relevant Credit: Markit CDX.
NA.HY-S39, 5 Year Index), Pay 5.00%
Quarterly, Receive upon credit default,
12/20/27 262,118 (21,841) (19,875) (1,966)
Total United States (20,748) (1,400)
Total Bilateral Credit Default Swaps, Protection
Bought (20,748) (1,400)
Credit Default Swaps, Protection Sold 0.0%
United States 0.0%
Barclays Bank, Protection
Sold (Relevant Credit: RR Donnelley &
Sons, B1*), Receive 5.00% Quarterly,
Pay upon credit default, 12/20/26 * 9,390 216 84 132
Total United States 84 132
Total Bilateral Credit Default Swaps, Protection
Sold 84 132
Total Return Swaps 0.1%
United States 0.1%
Goldman Sachs, Receive Underlying
Reference: U.S. Alt Managers Index
Monthly, Pay Variable 4.482% (SOFR +
0.85%) Monthly, 1/18/28 71,468 3,346 — 3,346
Goldman Sachs, Receive Underlying
Reference: U.S. Depressed Cyclicals
Index Monthly, Pay Variable 4.382%
(SOFR + 0.75%) Monthly, 1/15/27 106,089 (2,238) — (2,238)
Total United States — 1,108
Total Bilateral Total Return Swaps — 1,108
Total Bilateral Swaps (20,664) (160)

T. ROWE PRICE Dynamic Global Bond Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value **
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS 1.0%
Credit Default Swaps, Protection Bought (0.0)%
Australia (0.0)%
Protection Bought (Relevant Credit:
Glencore International), Pay 5.00%
Quarterly, Receive upon credit default,
12/20/26 (EUR) 7,215 (300) (1,598) 1,298
Total Australia 1,298
Total Centrally Cleared Credit Default Swaps,
Protection Bought 1,298
Credit Default Swaps, Protection Sold 1.9%
United States 1.9%
Protection Sold (Relevant Credit: Markit
CDX.NA.HY-S37, 5 Year Index), Receive
5.00% Quarterly, Pay upon credit
default, 12/20/26 165,799 3,954 3,854 100
Protection Sold (Relevant Credit: Markit
CDX.NA.HY-S38, 5 Year Index), Receive
5.00% Quarterly, Pay upon credit
default, 6/20/27 169,260 5,658 6,444 (786)
Protection Sold (Relevant Credit: Markit
CDX.NA.HY-S45, 5 Year Index), Receive
5.00% Quarterly, Pay upon credit
default, 12/20/30 510,154 27,716 35,139 (7,423)
Protection Sold (Relevant Credit: Markit
CDX.NA.HY-S46, 5 Year Index), Receive
5.00% Quarterly, Pay upon credit
default, 6/20/31 136,460 6,846 6,846 —
Protection Sold (Relevant Credit: Markit
CDX.NA.IG-S45, 5 Year Index), Receive
1.00% Quarterly, Pay upon credit
default, 12/20/30 2,267,183 40,935 46,800 (5,865)
Protection Sold (Relevant Credit: Oracle,
Baa2*), Receive 1.00% Quarterly, Pay
upon credit default, 12/20/30 * 60,883 (1,940) (633) (1,307)
Protection Sold (Relevant Credit: PG&E,
Ba2*), Receive 5.00% Quarterly, Pay
upon credit default, 12/20/27 * 37,966 2,755 3,910 (1,155)
Protection Sold (Relevant Credit: R.R.
Donnelley & Sons, Caa1*), Receive
5.00% Quarterly, Pay upon credit
default, 12/20/26 * 11,150 256 156 100

T. ROWE PRICE Dynamic Global Bond Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
Protection Sold (Relevant Credit: R.R.
Donnelley & Sons, Caa1*), Receive
5.00% Quarterly, Pay upon credit
default, 6/20/27 * 17,418 547 343 204
Total United States (16,132)
Total Centrally Cleared Credit Default Swaps,
Protection Sold (16,132)
Interest Rate Swaps (0.9)%
Brazil (0.0)%
5 Year Interest Rate Swap, Receive
Fixed 12.805% at Maturity, Pay Variable
14.650% (BRL CDI) at Maturity, 1/2/31 116,042 (458) — (458)
5 Year Interest Rate Swap, Receive
Fixed 12.940% at Maturity, Pay Variable
14.650% (BRL CDI) at Maturity, 1/2/31 167,895 (550) — (550)
7 Year Interest Rate Swap, Receive
Fixed 13.008% at Maturity, Pay Variable
14.650% (BRL CDI) at Maturity, 1/3/33 258,164 (872) — (872)
7 Year Interest Rate Swap, Receive
Fixed 13.430% at Maturity, Pay Variable
14.650% (BRL CDI) at Maturity, 1/3/33 34,736 (39) — (39)
7 Year Interest Rate Swap, Receive
Fixed 13.528% at Maturity, Pay Variable
14.650% (BRL CDI) at Maturity, 1/3/33 52,103 (32) — (32)
7 Year Interest Rate Swap, Receive
Fixed 13.585% at Maturity, Pay Variable
14.650% (BRL CDI) at Maturity, 1/3/33 69,472 (23) — (23)
7 Year Interest Rate Swap, Receive
Fixed 13.637% at Maturity, Pay Variable
14.650% (BRL CDI) at Maturity, 1/3/33 46,198 (3) — (3)
Total Brazil (1,977)
Canada 0.1%
5 Year Interest Rate Swap, Pay Fixed
3.030% Semi-Annually, Receive Variable
2.270% (CORRA) Semi-Annually,
3/25/31 81,342 (369) — (369)
5 Year Interest Rate Swap, Pay Fixed
3.046% Semi-Annually, Receive Variable
2.270% (CORRA) Semi-Annually,
3/25/31 86,765 (439) — (439)

T. ROWE PRICE Dynamic Global Bond Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
5 Year Interest Rate Swap, Pay Fixed
3.058% Semi-Annually, Receive Variable
2.270% (CORRA) Semi-Annually,
3/25/31 84,957 (464) — (464)
5 Year Interest Rate Swap, Pay Fixed
3.065% Semi-Annually, Receive Variable
2.270% (CORRA) Semi-Annually,
3/25/31 85,752 (489) — (489)
10 Year Interest Rate Swap, Pay Fixed
2.985% Semi-Annually, Receive Variable
2.270% (CORRA) Semi-Annually,
2/20/36 49,254 651 — 651
10 Year Interest Rate Swap, Pay Fixed
2.987% Semi-Annually, Receive Variable
2.270% (CORRA) Semi-Annually,
2/20/36 55,549 726 — 726
10 Year Interest Rate Swap, Pay Fixed
2.988% Semi-Annually, Receive Variable
2.270% (CORRA) Semi-Annually,
2/20/36 55,549 724 — 724
10 Year Interest Rate Swap, Pay Fixed
2.992% Semi-Annually, Receive Variable
2.270% (CORRA) Semi-Annually,
2/20/36 55,549 709 — 709
10 Year Interest Rate Swap, Pay Fixed
2.993% Semi-Annually, Receive Variable
2.270% (CORRA) Semi-Annually,
2/20/36 55,549 706 — 706
10 Year Interest Rate Swap, Pay Fixed
3.209% Semi-Annually, Receive Variable
2.270% (CORRA) Semi-Annually, 2/5/36 42,890 (46) — (46)
10 Year Interest Rate Swap, Pay Fixed
3.211% Semi-Annually, Receive Variable
2.270% (CORRA) Semi-Annually, 2/5/36 85,780 (103) — (103)
10 Year Interest Rate Swap, Pay Fixed
3.212% Semi-Annually, Receive Variable
2.270% (CORRA) Semi-Annually, 2/5/36 42,890 (53) — (53)
Total Canada 1,553
Chile (0.0)%
7 Year Interest Rate Swap, Receive
Fixed 5.005% Semi-Annually, Pay
Variable 4.624% (ICP) Semi-Annually,
10/10/32 32,551,050 (233) — (233)
Total Chile (233)

T. ROWE PRICE Dynamic Global Bond Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
India (0.0)%
5 Year Interest Rate Swap, Receive
Fixed 6.051% Semi-Annually, Pay
Variable 6.980% (1 Day INR MIBOR)
Semi-Annually, 5/26/28 2,500,000 (218) — (218)
Total India (218)
Mexico (0.1)%
5 Year Interest Rate Swap, Receive
Fixed 7.818% 28 Days, Pay Variable
6.940% (MXIBTIIE) 28 Days, 5/23/30 1,879,443 (866) — (866)
7 Year Interest Rate Swap, Receive
Fixed 7.498% 28 Days, Pay Variable
6.770% (MXIBTIIE) 28 Days, 10/1/32 1,049,000 (2,317) — (2,317)
Total Mexico (3,183)
New Zealand (0.2)%
3 Year Interest Rate Swap, Receive
Fixed 3.165% Semi-Annually, Pay
Variable 2.480% (3M NDBB) Quarterly,
3/4/29 104,000 (807) — (807)
3 Year Interest Rate Swap, Receive
Fixed 3.198% Semi-Annually, Pay
Variable 2.485% (3M NDBB) Quarterly,
2/27/29 274,811 (1,949) — (1,949)
3 Year Interest Rate Swap, Receive
Fixed 3.338% Semi-Annually, Pay
Variable 2.505% (3M NDBB) Quarterly,
2/13/29 340,044 (1,517) — (1,517)
5 Year Interest Rate Swap, Receive
Fixed 3.493% Semi-Annually, Pay
Variable 2.480% (3M NDBB) Quarterly,
3/4/31 62,371 (701) — (701)
5 Year Interest Rate Swap, Receive
Fixed 3.521% Semi-Annually, Pay
Variable 2.485% (3M NDBB) Quarterly,
2/27/31 164,813 (1,709) — (1,709)
5 Year Interest Rate Swap, Receive
Fixed 3.663% Semi-Annually, Pay
Variable 2.505% (3M NDBB) Quarterly,
2/13/31 63,037 (397) — (397)
5 Year Interest Rate Swap, Receive
Fixed 3.667% Semi-Annually, Pay
Variable 2.505% (3M NDBB) Quarterly,
2/13/31 147,088 (908) — (908)

T. ROWE PRICE Dynamic Global Bond Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
5 Year Interest Rate Swap, Receive
Fixed 3.768% Semi-Annually, Pay
Variable 2.520% (3M NDBB) Quarterly,
3/13/31 88,504 (383) — (383)
5 Year Interest Rate Swap, Receive
Fixed 3.773% Semi-Annually, Pay
Variable 2.500% (3M NDBB) Quarterly,
3/12/31 213,556 (886) — (886)
5 Year Interest Rate Swap, Receive
Fixed 3.775% Semi-Annually, Pay
Variable 2.500% (3M NDBB) Quarterly,
3/12/31 71,185 (291) — (291)
5 Year Interest Rate Swap, Receive
Fixed 3.823% Semi-Annually, Pay
Variable 2.530% (3M NDBB) Quarterly,
3/16/31 53,866 (162) — (162)
Total New Zealand (9,710)
Singapore (0.0)%
10 Year Interest Rate Swap, Receive
Fixed 2.092% Semi-Annually, Pay
Variable 1.040% (1M SGD SIBOR)
Semi-Annually, 1/30/36 14,948 (186) — (186)
10 Year Interest Rate Swap, Receive
Fixed 2.095% Semi-Annually, Pay
Variable 1.040% (1M SGD SIBOR)
Semi-Annually, 1/30/36 14,948 (183) — (183)
10 Year Interest Rate Swap, Receive
Fixed 2.253% Semi-Annually, Pay
Variable 1.041% (1M SGD SIBOR)
Semi-Annually, 2/6/36 14,948 (22) — (22)
Total Singapore (391)
Sweden 0.0%
10 Year Interest Rate Swap, Pay Fixed
2.670% Annually, Receive Variable
1.977% (3M SEK STIBOR) Quarterly,
8/27/35 162,573 302 — 302
10 Year Interest Rate Swap, Pay Fixed
2.675% Annually, Receive Variable
1.974% (3M SEK STIBOR) Quarterly,
8/22/35 103,860 186 — 186
10 Year Interest Rate Swap, Pay Fixed
2.678% Annually, Receive Variable
1.974% (3M SEK STIBOR) Quarterly,
8/22/35 311,580 549 — 549

T. ROWE PRICE Dynamic Global Bond Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
10 Year Interest Rate Swap, Pay Fixed
2.720% Annually, Receive Variable
1.954% (3M SEK STIBOR) Quarterly,
3/4/36 97,880 309 — 309
10 Year Interest Rate Swap, Pay Fixed
2.977% Annually, Receive Variable
2.000% (3M SEK STIBOR) Quarterly,
1/29/36 450,464 314 — 314
Total Sweden 1,660
United Kingdom (0.5)%
2 Year Interest Rate Swap, Receive
Fixed 3.780% Annually, Pay Variable
3.732% (GBP SONIA) Annually, 3/11/28 909,117 (10,652) — (10,652)
2 Year Interest Rate Swap, Receive
Fixed 3.913% Annually, Pay Variable
3.733% (GBP SONIA) Annually, 3/9/28 1,572,292 (13,106) — (13,106)
2 Year Interest Rate Swap, Receive
Fixed 4.461% Annually, Pay Variable
3.730% (GBP SONIA) Annually, 3/20/28 918,032 4,779 — 4,779
Total United Kingdom (18,979)
United States (0.2)%
2 Year Interest Rate Swap, Receive
Fixed 3.344% Annually, Pay Variable
3.669% (SOFR) Annually, 7/12/27 1,429,078 (7,215) — (7,215)
10 Year Interest Rate Swap, Pay Fixed
3.807% Annually, Receive Variable
3.669% (SOFR) Annually, 1/12/36 249,055 1,019 — 1,019
Total United States (6,196)
Total Centrally Cleared Interest Rate Swaps (37,674)
Zero-Coupon Inflation Swaps (0.0)%
United States (0.0)%
1 Year Zero-Coupon Inflation Swap
Pay Fixed 3.175% at Maturity, Receive
Variable (Change in CPI) at Maturity,
5/14/26 527,509 (2,081) — (2,081)
1 Year Zero-Coupon Inflation Swap
Pay Fixed 3.220% at Maturity, Receive
Variable (Change in CPI) at Maturity,
7/9/26 107,413 582 — 582

T. ROWE PRICE Dynamic Global Bond Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
1 Year Zero-Coupon Inflation Swap
Pay Fixed 3.290% at Maturity, Receive
Variable (Change in CPI) at Maturity,
7/9/26 96,554 456 — 456
5 Year Zero-Coupon Inflation Swap
Pay Fixed 2.490% at Maturity, Receive
Variable (Change in CPI) at Maturity,
5/7/30 80,800 187 — 187
10 Year Zero-Coupon Inflation Swap
Pay Fixed 2.420% at Maturity, Receive
Variable (Change in CPI) at Maturity,
12/12/33 39,274 257 — 257
10 Year Zero-Coupon Inflation Swap
Pay Fixed 2.423% at Maturity, Receive
Variable (Change in CPI) at Maturity,
12/12/33 39,273 249 — 249
10 Year Zero-Coupon Inflation Swap
Pay Fixed 2.425% at Maturity, Receive
Variable (Change in CPI) at Maturity,
12/12/33 39,274 241 — 241
10 Year Zero-Coupon Inflation Swap
Pay Fixed 2.443% at Maturity, Receive
Variable (Change in CPI) at Maturity,
12/12/33 42,415 189 — 189
10 Year Zero-Coupon Inflation Swap
Pay Fixed 2.450% at Maturity, Receive
Variable (Change in CPI) at Maturity,
12/12/33 39,274 148 — 148
10 Year Zero-Coupon Inflation Swap
Pay Fixed 2.486% at Maturity, Receive
Variable (Change in CPI) at Maturity,
1/25/33 21,526 212 — 212
10 Year Zero-Coupon Inflation Swap
Pay Fixed 2.490% at Maturity, Receive
Variable (Change in CPI) at Maturity,
1/25/33 21,526 205 — 205
10 Year Zero-Coupon Inflation Swap
Pay Fixed 2.507% at Maturity, Receive
Variable (Change in CPI) at Maturity,
6/14/34 99,387 (541) — (541)
10 Year Zero-Coupon Inflation Swap
Pay Fixed 2.510% at Maturity, Receive
Variable (Change in CPI) at Maturity,
6/14/34 95,013 (541) — (541)

T. ROWE PRICE Dynamic Global Bond Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
10 Year Zero-Coupon Inflation Swap
Pay Fixed 2.539% at Maturity, Receive
Variable (Change in CPI) at Maturity,
3/28/33 43,164 153 — 153
10 Year Zero-Coupon Inflation Swap
Pay Fixed 2.543% at Maturity, Receive
Variable (Change in CPI) at Maturity,
3/28/33 45,322 143 — 143
Total United States (141)
Total Centrally Cleared Zero-Coupon Inflation
Swaps (141)
Total Centrally Cleared Swaps (52,649)
Net payments (receipts) of variation margin to date 71,592
Variation margin receivable (payable) on centrally cleared swaps $ 18,943
*
Credit ratings as of March 31, 2026. Ratings shown are from Moody’s Investors
Service and if Moody’s does not rate a security, then Standard & Poor’s (S&P) is used. Fitch is used for securities that are not rated by either Moody’s or S&P.
**
Includes interest purchased or sold but not yet collected of $36.

T. ROWE PRICE Dynamic Global Bond Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Bank of America 4/10/26 KRW 41,954,810 USD 28,585 $ (1,022)
Bank of America 4/10/26 USD 68,423 KRW 103,599,337 361
Bank of America 4/17/26 MXN 342,416 USD 19,881 (803)
Bank of America 4/24/26 USD 81,801 JPY 12,803,357 934
Bank of America 5/8/26 USD 5,624 CLP 5,181,077 27
Bank of America 6/5/26 USD 5,576 COP 21,834,260 (276)
Bank of America 6/5/26 USD 57,779 MYR 226,230 1,795
Bank of America 6/12/26 USD 22,117 SGD 28,153 108
Bank of America 7/10/26 KRW 103,599,337 USD 68,626 452
Barclays Bank 4/16/26 TRY 985,795 USD 21,311 393
BNP Paribas 4/10/26 KZT 3,523,718 USD 6,751 607
BNP Paribas 4/24/26 GBP 3,336 USD 4,443 (27)
BNP Paribas 4/24/26 USD 307,398 NZD 532,432 1,179
BNP Paribas 5/22/26 AUD 59,213 USD 41,881 (1,056)
BNP Paribas 6/12/26 USD 7,134 SGD 9,096 24
Citibank 4/10/26 KES 1,052,950 USD 8,126 (32)
Citibank 4/10/26 NGN 28,200,139 USD 19,475 776
Citibank 4/10/26 NGN 16,648,424 USD 12,057 (101)
Citibank 4/10/26 ZMW 168,245 USD 7,855 935
Citibank 4/17/26 USD 56,487 RSD 5,692,465 505
Citibank 4/24/26 GBP 5,550 USD 7,490 (144)
Citibank 5/7/26 UAH 259,700 USD 5,822 38
Citibank 5/8/26 ARS 3,752,222 USD 2,406 233
Citibank 5/8/26 USD 4,649 CLP 4,245,222 63
Citibank 6/15/26 EGP 1,344,178 USD 25,805 (2,476)
Citibank 7/17/26 RSD 89,939 USD 885 (3)
Citibank 9/14/26 EGP 1,522,551 USD 27,483 (2,000)
Deutsche Bank 4/10/26 KZT 5,317,979 USD 10,184 920
Deutsche Bank 4/24/26 USD 354,739 GBP 264,713 4,376
Deutsche Bank 5/22/26 AUD 64,147 USD 45,428 (1,201)
Deutsche Bank 6/4/26 UAH 88,573 USD 1,984 (1)
Deutsche Bank 6/5/26 MYR 44,413 USD 10,999 (8)
Deutsche Bank 6/5/26 USD 2,612 COP 9,826,101 (21)
Goldman Sachs 4/10/26 USD 41,128 KRW 63,160,159 (367)
Goldman Sachs 4/17/26 HUF 23,140,341 USD 71,119 (1,625)
Goldman Sachs 4/17/26 MXN 222,160 USD 12,577 (199)
Goldman Sachs 4/17/26 USD 58,658 MXN 1,026,938 1,442
Goldman Sachs 4/17/26 USD 3,798 MXN 68,987 (45)
Goldman Sachs 4/24/26 CAD 5,587 USD 4,086 (66)
Goldman Sachs 4/24/26 EUR 3,406 USD 3,992 (50)

T. ROWE PRICE Dynamic Global Bond Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Goldman Sachs 4/24/26 GBP 3,275 USD 4,488 $ (154)
Goldman Sachs 4/24/26 JPY 7,631,353 USD 49,126 (926)
Goldman Sachs 4/24/26 NOK 242,563 USD 25,371 (323)
Goldman Sachs 4/24/26 NZD 9,417 USD 5,547 (131)
Goldman Sachs 4/24/26 USD 3,091 CAD 4,217 56
Goldman Sachs 4/24/26 USD 214,698 EUR 182,292 3,738
Goldman Sachs 4/24/26 USD 10,396 GBP 7,664 252
Goldman Sachs 4/24/26 USD 185,713 JPY 28,780,562 3,934
Goldman Sachs 4/24/26 USD 95,648 NOK 966,115 (4,117)
Goldman Sachs 4/24/26 USD 12,520 NZD 21,126 369
Goldman Sachs 5/22/26 AUD 12,310 USD 8,722 (234)
Goldman Sachs 6/5/26 USD 7,079 COP 26,624,325 (56)
Goldman Sachs 6/5/26 USD 131,487 THB 4,061,882 7,677
Goldman Sachs 6/12/26 USD 4,757 SGD 6,064 17
Goldman Sachs 7/10/26 KRW 63,160,159 USD 41,242 871
Goldman Sachs 7/10/26 USD 21,218 IDR 362,522,605 (68)
HSBC Bank 4/10/26 INR 198,448 USD 2,160 (63)
HSBC Bank 4/10/26 KRW 95,287,991 USD 66,522 (3,920)
HSBC Bank 4/17/26 MXN 58,149 USD 3,275 (35)
HSBC Bank 4/17/26 USD 23,218 MXN 408,623 452
HSBC Bank 4/24/26 JPY 32,377,500 USD 208,186 (3,688)
HSBC Bank 4/24/26 USD 45,450 EUR 38,870 467
HSBC Bank 4/24/26 USD 60,031 JPY 9,251,432 1,598
HSBC Bank 4/24/26 USD 3,851 NZD 6,367 189
HSBC Bank 5/22/26 AUD 59,159 USD 42,095 (1,307)
HSBC Bank 6/5/26 MYR 107,316 USD 26,715 (159)
JPMorgan Chase 4/17/26 MXN 30,103 USD 1,681 (3)
JPMorgan Chase 4/17/26 RSD 204,279 USD 2,068 (59)
JPMorgan Chase 4/17/26 USD 9,399 MXN 163,486 291
JPMorgan Chase 4/24/26 GBP 2,335 USD 3,134 (44)
JPMorgan Chase 4/24/26 JPY 459,828 USD 2,955 (51)
JPMorgan Chase 4/24/26 USD 24,082 GBP 17,973 293
JPMorgan Chase 7/10/26 USD 2,106 IDR 35,872,390 —
Morgan Stanley 4/24/26 GBP 5,840 USD 7,982 (252)
Morgan Stanley 4/24/26 USD 3,299 EUR 2,860 (11)
Morgan Stanley 6/2/26 BRL 7,776 USD 1,472 9
Nomura Securities
International 4/24/26 USD 345,380 GBP 257,878 4,063
RBC Dominion
Securities 4/10/26 KRW 29,516,696 USD 20,189 (797)

T. ROWE PRICE Dynamic Global Bond Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
RBC Dominion
Securities 4/17/26 USD 112,297 MXN 2,037,459 $ (1,220)
RBC Dominion
Securities 4/24/26 JPY 432,392 USD 2,752 (21)
RBC Dominion
Securities 5/8/26 USD 71,098 CLP 61,470,734 4,692
RBC Dominion
Securities 6/5/26 USD 9,426 COP 36,359,290 (318)
Societe Generale 5/8/26 USD 23,402 CLP 20,217,949 1,561
Standard Chartered 4/24/26 JPY 8,858,148 USD 56,275 (327)
State Street 4/24/26 USD 3,962 GBP 2,933 80
Toronto-Dominion Bank 5/8/26 USD 1,766 CLP 1,604,427 33
UBS Investment Bank 4/10/26 USD 107,817 INR 9,792,113 4,353
UBS Investment Bank 4/17/26 HUF 3,192,059 USD 9,550 36
UBS Investment Bank 4/17/26 MXN 398,211 USD 22,031 155
UBS Investment Bank 4/17/26 USD 41,578 HUF 13,394,110 1,353
UBS Investment Bank 4/17/26 USD 5,842 MXN 102,478 132
UBS Investment Bank 4/17/26 USD 39,654 MXN 719,947 (458)
UBS Investment Bank 4/24/26 JPY 9,823,702 USD 63,258 (1,211)
UBS Investment Bank 4/24/26 USD 5,415 CAD 7,395 93
UBS Investment Bank 4/24/26 USD 154,641 GBP 115,484 1,791
UBS Investment Bank 4/24/26 USD 56,721 JPY 8,747,572 1,471
UBS Investment Bank 5/8/26 USD 33,896 CLP 29,307,704 2,236
UBS Investment Bank 6/2/26 USD 208,840 BRL 1,110,573 (2,652)
UBS Investment Bank 6/5/26 USD 5,366 COP 20,149,552 (34)
UBS Investment Bank 6/30/26 SEK 440,877 USD 46,966 (182)
Wells Fargo 6/5/26 USD 106,907 COP 408,922,719 (2,680)
Net unrealized gain (loss) on open forward
currency exchange contracts $ 20,406

T. ROWE PRICE Dynamic Global Bond Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Long, 7,423 Commonwealth of Australia ten year
bond contracts 6/26 551,861 $ (4,843)
Short, 2,377 Euro BUND contracts 6/26 (344,504) 9,094
Short, 3,051 Government of Canada ten year bond
contracts 6/26 (263,209) 5,152
Long, 1 U.S. Treasury Long Bond contracts 6/26 114 (4)
Short, 5,387 U.S. Treasury Notes five year
contracts 6/26 (582,764) (2,295)
Short, 3,443 U.S. Treasury Notes ten year
contracts 6/26 (382,334) 5,473
Short, 5,046 Ultra U.S. Treasury Notes ten year
contracts 6/26 (572,800) 12,895
Net payments (receipts) of variation margin to date (27,250)
Variation margin receivable (payable) on open futures contracts $ (1,778)

T. ROWE PRICE Dynamic Global Bond Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2026. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
3.71% $ — $ — $ 4,003
T. Rowe Price Treasury Reserve Fund, 3.68% — — —++
Totals $ —# $ — $ 4,003+
Supplementary Investment Schedule
Affiliate
Value
12/31/25
Purchase
Cost
Sales
Cost
Value
3/31/26
T. Rowe Price Government
Reserve Fund, 3.71% $ 658,657  ¤  ¤ $ 474,454
T. Rowe Price Treasury
Reserve Fund, 3.68% 19,436  ¤  ¤ 9,841
Total $ 484,295^
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
+ Investment income comprised $4,003 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $484,295.

T. ROWE PRICE Dynamic Global Bond Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price International Funds, Inc. (the corporation) is registered under the
Investment Company Act of 1940 (the 1940 Act). The Dynamic Global Bond
Fund (the fund) is an open-end management investment company established by the corporation and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic
946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the
NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Dynamic Global Bond Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities are generally traded in the over-the-
counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation
Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decides whether it is necessary to adjust quoted prices to reflect

T. ROWE PRICE Dynamic Global Bond Fund

fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation Designee cannot predict how often it will use quoted prices or how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Investments in private investment companies are valued at the investee’s NAV per share as of the valuation date, if available. If the investee’s NAV is not available as of the valuation date or is not calculated in accordance with GAAP, the Valuation Designee may adjust the investee’s
NAV to reflect fair value at the valuation date. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-traded options on futures contracts are valued at closing settlement prices. Futures contracts are valued at closing settlement prices.
Forward currency exchange contracts are valued using the prevailing forward exchange rate. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford the greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.

T. ROWE PRICE Dynamic Global Bond Fund

Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2026
(for further detail by category, please refer to the accompanying Portfolio of
Investments):

T. ROWE PRICE Dynamic Global Bond Fund

($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 3,668,440 $ — $ 3,668,440
Asset-Backed Securities — 33,894 3,262 37,156
Bank Loans — 22,982 12,861 35,843
Common Stocks — 307 — 307
Non-U.S. Government
Mortgage-Backed Securities — 23,600 6,550 30,150
Private Investment Company
2
— — — 16,493
Short-Term Investments 474,454 — — 474,454
Securities Lending Collateral 9,841 — — 9,841
Options Purchased — 62,630 — 62,630
Total Securities 484,295 3,811,853 22,673 4,335,314
Swaps* — 19,260 — 19,260
Forward Currency Exchange
Contracts — 57,430 — 57,430
Futures Contracts* 32,614 — — 32,614
Total $ 516,909 $ 3,888,543 $ 22,673 $ 4,444,618
Liabilities
Options Written $ — $ 82,191 $ — $ 82,191
Swaps* — 92,733 — 92,733
Forward Currency Exchange
Contracts — 37,024 — 37,024
Futures Contracts* 7,142 — — 7,142
Total $ 7,142 $ 211,948 $ — $ 219,090
1
Includes Convertible Bonds, Corporate Bonds, Government Bonds, Municipal Securities,
U.S. Government & Agency Mortgage-Backed Securities and U.S. Government Agency
Obligations (Excluding Mortgage-Backed).

T. ROWE PRICE Dynamic Global Bond Fund

OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
F35-054Q1 03/26
2
In accordance with Subtopic 820-10, certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Portfolio of Investments.
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.